Client funds on deposit and client funds payable	12 Months Ended
Dec. 31, 2023
Client Funds On Deposit And Client Funds Payable [Abstract]
Client funds on deposit and client funds payable	Client funds on deposit and client funds payable

	2023	2022

Client funds on deposit	13,848	22,490
Other receivables from clients (a)	3,207	1,149
Client funds on deposit and other receivables	17,055	23,639

	2023	2022

Client funds payable (a)	17,055	23,639
Client funds payable	17,055	23,639
(a)Other receivables from clients and client funds payable are unsettled trades from brokerage activities for client transactions that are entered into and recorded on the date of the transaction. The value of the client trades is payable or receivable until settlement of the transactions.